Tangible Assets - Property and Equipment Breakdown (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 50,921,349	$ 50,970,192
Real estate
Property and Equipment Breakdown [Line Items]
Property and Equipment	37,172,406	35,237,229
Furniture and facilities
Property and Equipment Breakdown [Line Items]
Property and Equipment	7,003,216	7,430,772
Right of use
Property and Equipment Breakdown [Line Items]
Property and Equipment	3,438,743	4,007,727
Machinery and equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	2,090,216	3,231,401
Constructions in progress
Property and Equipment Breakdown [Line Items]
Property and Equipment	1,121,834	976,450
Automobiles
Property and Equipment Breakdown [Line Items]
Property and Equipment	94,934	86,613
Total Property and Equipment
Property and Equipment Breakdown [Line Items]
Property and Equipment	$ 50,921,349	$ 50,970,192